Toews Funds
                               Semi-Annual Report
                                 April 30, 2002
                                  (Unaudited)





                                   Advised by:


                           [TOEWS FUNDS LOGO OMITTED]
                                  CORPORATION

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TABLE OF CONTENTS




                                                                            Page

Schedules of Investments ................................................      1

Statements of Assets and Liabilities ....................................      3

Statements of Operations ................................................      4

Statements of Changes in Net Assets .....................................      5

Financial Highlights ....................................................      6

Notes to Financial Statements ...........................................      8

How to Obtain More Information About
 The Toews Funds ..................................................   Back Cover




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                                                                               1
SCHEDULE OF INVESTMENTS
Toews Funds -- April 30, 2002 (Unaudited)

                                                                          MARKET
                                                         FACE AMOUNT      VALUE
TOEWS S & P 500(R) HEDGED INDEX FUND                        (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (93.3%)
   U.S. Treasury Bill (A)
     1.650%, 05/02/02 ...................................  $3,000        $ 3,000
                                                                          ------
Total U.S. Treasury Obligation
   (Cost $3,000)                                                           3,000
                                                                          ------
REPURCHASE AGREEMENT (1.5%)
   Morgan Stanley Dean Witter
     1.870%, dated 04/30/02, matures 05/01/02,
     repurchase price $47,208 (collateralized by
     U.S. Government obligations, total market
     value $48,151) .....................................      47             47
                                                                         ------
Total Repurchase Agreement
   (Cost $47)                                                                 47
                                                                         ------
Total Investments (94.8%) (B)
   (Cost $3,047)                                                           3,047
                                                                         ------
Other Assets and Liabilities, Net (5.2%)                                     169
                                                                         ------
Total Net Assets (100.0%)                                                $ 3,216
                                                                         =======
(A) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) THE TOEWS S&P 500(R) HEDGED INDEX FUND WAS NOT INVESTED IN EQUITY SECURITIES ON APRIL 30, 2002. IN ORDER TO ENGAGE IN HEDGING ACTIVITIES THE TOEWS FUNDS MAY AT TIMES INVEST 100% OF ASSETS IN CASH AND/OR CASH EQUIVALENT SECURITIES. FOR CLARIFICATION, PLEASE SEE "MORE INFORMATION ABOUT FUND INVESTMENTS" IN THE FUND'S PROSPECTUS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



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2
SCHEDULE OF INVESTMENTS
Toews Funds -- April 30, 2002 (Unaudited)

                                                                          MARKET
                                                         FACE AMOUNT      VALUE
TOEWS NASDAQ-100(R) HEDGED INDEX FUND                       (000)         (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION (98.2%)
   U.S. Treasury Bill (A)
     1.650%, 05/02/02 ...................................  $2,200         $2,200
                                                                          ------
Total U.S. Treasury Obligation
   (Cost $2,200)                                                           2,200
                                                                          ------
Total Investments (98.2%) (B)
   (Cost $2,200)                                                           2,200
                                                                          ------
Other Assets and Liabilities, Net (1.8%)                                      41
                                                                          ------
Total Net Assets (100.0%)                                                 $2,241
                                                                          ======
(A) THE RATE SHOWN IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
(B) THE TOEWS NASDAQ-100(R) HEDGED INDEX FUND WAS NOT INVESTED IN EQUITY SECURITIES ON APRIL 30, 2002. IN ORDER TO ENGAGE IN HEDGING ACTIVITIES THE TOEWS FUNDS MAY AT TIMES INVEST 100% OF ASSETS IN CASH AND/OR CASH EQUIVALENT SECURITIES. FOR CLARIFICATION, PLEASE SEE "MORE INFORMATION ABOUT FUND INVESTMENTS" IN THE FUND'S PROSPECTUS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




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                                                                               3
STATEMENTS OF ASSETS AND LIABILITIES (000)
Toews Funds -- April 30, 2002 (Unaudited)

                                                                       Toews
                                                           Toews       Nasdaq-
                                                        S&P 500(R)     100(R)
                                                          Hedged       Hedged
                                                        Index Fund   Index Fund
                                                       ------------  -----------
ASSETS:
   Investments at Market Value (Cost $3,047 and
       $2,200, respectively) ........................      $3,047       $2,200
   Cash                                                        29           29
   Receivable from Investment Adviser ...............          26            6
   Receivable for Capital Shares Sold ...............         215            7
   Accrued Income ...................................           4            3
                                                           ------       ------
   Total Assets .....................................       3,321        2,245
                                                           ------       ------
LIABILITIES:
   Payable for Capital Shares Redeemed ..............         100           --
   Payable for Investment Securities Purchased ......           4            3
   Accrued Expenses .................................           1            1
                                                           ------       ------
   Total Liabilities ................................         105            4
                                                           ------       ------
Total Net Assets ....................................      $3,216       $2,241
                                                           ======       ======
NET ASSETS:
   Portfolio Capital of Investor Shares
     (unlimited authorization -- no par value)
     based on 222,073 and 171,626 shares of
     beneficial interest, respectively ..............       2,185        1,720
   Portfolio Capital of Advisor Shares
     (unlimited authorization -- no par value)
     based on 113,809 and 61,578 shares of
     beneficial interest, respectively ..............       1,119          608
   Distributions in excess of net investment income .         (19)         (23)
   Accumulated net realized loss on investments .....         (69)         (64)
                                                           ------       ------
Total Net Assets (100.0%) ...........................      $3,216       $2,241
                                                           ======       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares ...............       $9.59        $9.62
                                                           ======       ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Shares ................       $9.54        $9.57
                                                           ======       ======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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4
STATEMENTS OF OPERATIONS (000)
For the Six Month Period Ended April 30, 2002 (Unaudited)

                                                          Toews         Toews
                                                       S&P 500(R)  Nasdaq-100(R)
                                                         Hedged        Hedged
                                                       Index Fund    Index Fund
                                                     -------------  ------------

INVESTMENT INCOME:
   Dividend Income ...................................       $  5        $  --
   Interest Income ...................................          8            8
                                                            -----        -----
   Total Investment Income ...........................         13            8
                                                            -----        -----
EXPENSES:
   Investment Advisory Fees ..........................          9            9
   Administration Fees ...............................         56           68
   Custodian Fee .....................................         43           16
   Transfer Agent Fees ...............................         22           25
   Professional Fees .................................         25           41
   Printing Fees .....................................          9           19
   Trustee Fees ......................................          3            4
   Distribution Fees .................................          3            2
   Other Fees ........................................         --            1
                                                            -----        -----
   Total Expenses ....................................        170          185
                                                            -----        -----
   Less: Waiver of Investment Advisory Fees ..........         (9)          (9)
   Reimbursement of Investment Advisory Fees .........       (145)        (160)
                                                            -----        -----
   NET EXPENSES ......................................         16           16
                                                            -----        -----
   NET INVESTMENT LOSS ...............................         (3)          (8)
                                                            -----        -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments ...........        (49)          72
   Net Change in Unrealized Appreciation
     on Investments ..................................         --            2
                                                            -----        -----
   Total Net Realized and Unrealized Gain (Loss)
     on Investments ..................................        (49)          74
                                                            -----        -----
   NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS .................................      $ (52)       $  66
                                                            =====        =====

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




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                                                                               5
STATEMENTS OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2002 (Unaudited) and period ended October 31, 2001

                                                   Toews                  Toews
                                             S&P 500(R) Hedged    Nasdaq-100(R) Hedged
                                                Index Fund             Index Fund
                                          ---------------------   ---------------------
                                          11/01/01-  7/31/01(1)-  11/01/01-  7/31/01(1)-
                                          04/30/02    10/31/01    04/30/02    10/31/01
                                          ---------  ----------   ---------  ----------
OPERATIONS:
   Net Investment Income  (Loss)           $   (3)      $   1     $   (8)      $    3
   Net Realized Gain (Loss) on
     Investments                              (49)        (20)        72         (136)
   Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments                               --          --          2           (2)
                                           ------       -----     ------       ------
   Net Increase (Decrease) in Net Assets
     from Operations                          (52)        (19)        66         (135)
                                           ------       -----     ------       ------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
       Investor Shares                         (8)         (1)       (11)          (3)
       Advisor Shares                          (8)         --         (4)          --
                                           ------       -----     ------       ------
   Total Distributions                        (16)         (1)       (15)          (3)
                                           ------       -----     ------       ------
CAPITAL SHARE TRANSACTIONS (2):
   INVESTOR SHARES:
     Proceeds from Shares Issued            1,897         577        644        1,283
     Reinvestment of Cash
        Distributions                           8           1         10            2
     Cost of Shares Redeemed                 (195)       (103)       (35)        (184)
                                           ------       -----     ------       ------
   Increase in Net Assets from
     Investor Share Transactions            1,710         475        619        1,101
                                           ------       -----     ------       ------
   ADVISOR SHARES
     Proceeds from Shares Issued              918         203        373          240
     Reinvestment of Cash Distributions         7          --          4           --
     Cost of Shares Redeemed                   (7)         (2)        (9)          --
                                           ------       -----     ------       ------
   Increase in Net Assets from
     Advisor Share Transactions               918         201        368          240
                                           ------       -----     ------       ------
Net Increase in Capital Share
   Transactions                             2,628         676        987        1,341
                                           ------       -----     ------       ------
Net Increase in Net Assets                  2,560         656      1,038        1,203
                                           ------       -----     ------       ------
NET ASSETS:
   Beginning of Period                        656          --      1,203           --
                                           ------       -----     ------       ------
   End of Period                           $3,216       $ 656     $2,241       $1,203
                                           ======       =====     ======       ======

(1) COMMENCED OPERATIONS ON JULY 31, 2001.
(2) SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
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6
FINANCIAL HIGHLIGHTS
For the periods ended April 30, 2002 (Unaudited) October 31, 2001 For a Share Outstanding Throughout the Period



                                              NET                                DISTRIBUTIONS
         NET ASSET            NET           REALIZED          DISTRIBUTIONS           FROM
            VALUE         INVESTMENT          AND                FROM NET            REALIZED         NET ASSET
        BEGINNING OF        INCOME         UNREALIZED           INVESTMENT           CAPITAL          VALUE END
           PERIOD           (LOSS)       GAINS (LOSSES)           INCOME              GAINS           OF PERIOD
        ------------      ----------     --------------       -------------      -------------        ---------
TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2002*     $ 9.62           $ 0.12 (2)       $(0.02 (2)           $(0.17)            $   --             $ 9.59
2001 (1)   10.00             0.03            (0.39)               (0.02)                --               9.62
Advisor Shares
2002*     $ 9.61           $ 0.07 (2)       $ 0.01 (2)           $(0.15)            $   --             $ 9.54
2001 (1)   10.00             0.01            (0.38)               (0.02)                --               9.61

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2002*     $ 8.89           $ 0.01 (2)       $ 0.81               $(0.09)            $   --             $ 9.62
2001 (1)   10.00             0.03            (1.11)               (0.03)                --               8.89
Advisor Shares
2002*     $ 8.87           $(0.04)          $ 0.82               $(0.08)            $   --             $ 9.57
2001 (1)   10.00             0.01            (1.12)               (0.02)                --               8.87

* FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH
    THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT PERIOD BECAUSE OF SALES AND
    REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS
    OF THE FUND.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



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                                                                               7


                                                                RATIO OF           RATIO OF
                                                                EXPENSES        NET INVESTMENT
                                               RATIO OF        TO AVERAGE       INCOME (LOSS) TO
                                                 NET           NET ASSETS       AVERAGE NET ASSETS
                                RATIO OF      INVESTMENT       (EXCLUDING          (EXCLUDING
               NET ASSETS        EXPENSES    INCOME (LOSS)       WAIVERS             WAIVERS        PORTFOLIO
 TOTAL           END OF         TO AVERAGE    TO AVERAGE           AND                 AND           TURNOVER
 RETURN+      PERIOD (000)     NET ASSETS     NET ASSETS      REIMBURSEMENTS)     REIMBURSEMENTS)      RATE
--------     -------------     -----------    -----------    ----------------    ----------------   ----------


  1.34%          $2,130            1.50%         0.02%            18.60%              (17.08)%       957.28%
 (3.56)             460            1.50          1.49             84.21               (81.22)        229.50

  0.77%          $1,086            2.50%        (1.01)%           21.30%              (19.81)%       957.28%
 (3.71)             196            2.50          0.34             70.17               (67.33)        229.50




  9.22%          $1,652            1.50%        (0.56)%           19.46%              (18.52)%       598.32%
(10.85)             981            1.50          1.26             37.99               (35.23)        318.12

  8.74%          $  589            2.50%        (1.57)%           20.60%              (19.67)%       598.32%
(11.11)             222            2.50         (0.10)            40.86               (38.46)        318.12




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8
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

1.  ORGANIZATION

   The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eighteen portfolios. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (the "Funds"). The Funds commenced operations on July 31, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of April 30, 2002, are valued at fair value, using methods determined in good faith by the Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities

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                                                                               9


sold during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to Shareholders at least annually.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS: The Funds implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES

   Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

   The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For its services the Distributor received $455 for the six month period ended April 30, 2002.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS

   The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to

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10
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)


the higher of $220,000 for the Funds plus $15,000 per additional class or 0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

   The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses.

   First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  CAPITAL SHARE TRANSACTIONS

   Capital Share Transactions for the Funds were as follows (000):

                                        TOEWS              TOEWS
                                      S&P 500(R)       NASDAQ-100(R)
                                        HEDGED             HEDGED
                                      INDEX FUND        INDEX FUND
                                     ------------     ---------------
Investor Shares:
   Shares Issued ...............         193                 65
   Shares Issued
     in Lieu of
     Cash Distributions ........           1                  1
   Shares Redeemed .............         (20)                (4)
                                        ----               ----
   Total Investor
    Shares Transactions ........         174                 62
                                        ----               ----
Advisor Shares:
   Shares Issued ...............          94                 37
   Shares Issued
     in Lieu of
     Cash Distributions ........           1                  1
   Shares Redeemed .............          (1)                (1)
                                        ----               ----
   Total Advisor
    Shares Transactions ........          94                 37
                                        ----               ----
Increase in Capital
   Shares
   Transactions ................         268                 99
                                        ====               ====



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


                                                                              11


7.  INVESTMENT TRANSACTIONS

   The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2002 are as follows
(000):
                                        TOEWS              TOEWS
                                     S&P 500(R)        NASDAQ-100(R)
                                       HEDGED             HEDGED
                                     INDEX FUND         INDEX FUND
                                    ------------      --------------
Purchases
   Government .....................     $ --               $ --
   Other ..........................    6,821              4,885
Sales
   Government .....................       --                 --
   Other ..........................    6,772              6,109
   At April 30, 2002, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 2002, were as follows (000):
                                        TOEWS              TOEWS
                                     S&P 500(R)        NASDAQ-100(R)
                                       HEDGED             HEDGED
                                     INDEX FUND         INDEX FUND
                                    ------------      --------------
Aggregate gross
   unrealized
   appreciation ...................      $--                $--
Aggregate gross
   unrealized
   depreciation ...................       --                  --
                                         ---                ---
Net unrealized
   appreciation ...................      $--                $--
                                         ===                ===

8.  BENCHMARK INFORMATION

   "Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).



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     NOTES

























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     NOTES























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


INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Mutual Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street N.W.
Washington, DC 20036

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397




This semi-annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.




TWS-SA-001-0100